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AMPLIFY SMALL-MID CAP EQUITY ETF
AMPLIFY SMALL-MID CAP EQUITY ETF
INVESTMENT OBJECTIVES
The Amplify Small-Mid Cap Equity ETF seeks to provide capital appreciation.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AMPLIFY SMALL-MID CAP EQUITY ETF AMPLIFY SMALL-MID CAP EQUITY ETF
Management Fees	0.60%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.60%
[1]	Estimate based on the expenses the Fund expects to incur for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 YEAR	3 YEARS
AMPLIFY SMALL-MID CAP EQUITY ETF | AMPLIFY SMALL-MID CAP EQUITY ETF | USD ($)	61	192

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund has not yet commenced investment operations, no portfolio turnover information is available at this time.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in high quality U.S.-listed equity securities of companies with small- to mid- market capitalizations. For these purposes, the Fund defines a “high quality” security as a company that meets the Sub-Adviser’s evaluation process described herein and a small- to mid- market capitalization company as a company that has a market capitalization of between $400 million and approximately the largest market capitalization company in the Russell 2500™ Index at the time of purchase. The Fund will primarily invest in common stocks, but may invest in other types of equity securities and/or in real estate investment trusts (“REITs”). REITs are financial vehicles that pool investors’ capital to purchase or finance real estate. Amplify Investments LLC (“Amplify Investments” or the “Adviser”) serves as the investment adviser to the Fund. Curi RMB Capital, LLC (“Curi RMB” or a “Sub-Adviser”) and Penserra Capital Management LLC (“Penserra” or a “Sub-Adviser”, and collectively with Curi RMB, the “Sub-Advisers”) each serve as investment sub-advisers to the Fund. Penserra is responsible for implementing the Fund’s investment program by, among other things, trading portfolio securities and performing related services, rebalancing the Fund’s portfolio and providing cash management services in accordance with the investment advice formulated by, and model portfolios delivered by, Curi RMB and Amplify Investments. The Sub-Advisers are not affiliated with the Fund or Amplify Investments.

Curi RMB actively manages the Fund by applying an economic return framework that seeks to identify attractively priced small- to mid- capitalization companies at all stages of the corporate lifecycle (i.e., the progression of a business over time from its creation to termination) that allocate capital in a way that creates long-term value. Curi RMB’s economic return framework analyzes key determinants of success, such as cash flow, capital investments, credit worthiness and sales momentum. Taking into account a company’s stage in the corporate lifecycle, Curi RMB evaluates the sustainability of the company’s economic returns and further evaluates potential investments to determine which stocks are most attractively priced. In managing the Fund, the Adviser seeks to construct a portfolio that is diversified across both economic sectors and corporate lifecycle. As a result of its lifecycle diversification, the Fund invests in both growth- and value-style equity securities. Curi RMB will consider a variety of factors in its determination to sell a portfolio security, including, but not limited to, a company’s performance in relation to its investment milestones, valuation, and risk controls around sector, lifecycle or individual position size.

As part of the investment process, Curi RMB’s investment team evaluates the general and industry-specific Environmental, Social, and Governance (“ESG”) factors that Curi RMB believes to be the most financially material to a company's short-, medium, and long-term enterprise value at any given time. Curi RMB defines materiality in terms of the impact on a company’s net income over the longer term. Specific ESG factors Curi RMB considers at any given time vary greatly by geography and industry, and may also vary between companies within the same geographic region or industry. Such factors include, but are not limited to, board diversity, size and background, incentives, workforce diversity, cybersecurity, and environmental sustainability.

Diversification Status. The Fund is classified as a “diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

PRINCIPAL RISKS OF INVESTING IN THE FUND
PERFORMANCE

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.amplifyetfs.com and will provide some indication of the risks of investing in the Fund.